SUPPLEMENTAL CASH FLOW INFORMATION - SCHEDULE OF SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 16, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Fair value of contingent consideration liabilities		$ 200	$ 27,400	$ 8,800
Cash paid (received) during the year for:
Interest		107,360	51,666	54,027
Income tax payments		69,103	70,762	63,521
Income tax refunds		$ (23,877)	$ (5,619)	$ (10,477)
Senior Notes | Debt Conversion, Private Exchange Offer upon IPO | 2012 Senior Notes
Debt Instrument
Debt instrument exchanged amount, original debt	$ 445,300
Senior Notes | Debt Conversion, Private Exchange Offer upon IPO | Match Group Senior Notes | Match Group
Debt Instrument
Debt instrument exchanged amount, new debt	$ 445,200